Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	₱ 24,056	₱ 33,761
Costs [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	40,559	48,262
Costs [Member] | Retail subscribers [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	19,444	17,961
Costs [Member] | Corporate subscribers [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	11,073	9,641
Costs [Member] | Foreign administrations [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	4,225	6,517
Costs [Member] | Domestic carriers [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	270	457
Costs [Member] | Dealers agents and others [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	5,547	13,686
Accumulated provision for doubtful accounts [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	₱ 16,503	₱ 14,501